Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in equity [abstract]
Shares outstanding at the biginning of the period	329,016,372	328,855,412
Treasury Shares Shares	1,520,065	(350,006)
Long-Term Incentive Plan	758,024	1,058,509
Repurchase of common shares	(1,686,235)	(547,543)
Shares outstanding at the end of the period	329,608,226	329,016,372